STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Options And Warrants
Schedule of stock option activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Options outstanding December 31, 2024	1,000,000	0.3600	0.93
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding December 31, 2025	1,000,000	0.3600	0.42
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding March 31, 2026	1,000,000	0.3600	0.18
Options exercisable March 31, 2026	1,000,000	$0.3600	0.18

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Options outstanding December 31, 2023	—	—	—
Issued	1,000,000	$0.3600	1.42
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding December 31, 2024	1,000,000	0.3600	0.93
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding December 31, 2025	1,000,000	0.3600	0.42
Options exercisable December 31, 2025	1,000,000	$0.3600	0.42

Schedule of assumptions

Quoted market price on valuation date	$0.15 - 0.2500
Effective contractual strike price	$0.20 – 0.80
Market volatility	256% - 401%
Contractual term to maturity	0.5 - 5 years
Risk-adjusted interest rate	3.75% - 4.21%

Quoted market price on valuation date	$0.231-0.3100
Effective contractual strike price	$0.0013 - 0.80
Market volatility	373% - 401%
Contractual term to maturity	2 Years
Risk-adjusted interest rate	3.98% - 4.87%

Schedule of stock warrant activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants exercisable December 31, 2024	4,950,000	$0.001	3.00
Issued	277,778	0.200	—
Exercised	(4,550,000)	—	—
Cancelled	—	—	—
Warrants outstanding December 31, 2025	677,778	0.55	1.65

Warrants exercisable December 31, 2025	677,778	$0.55	1.65
Issued	1,466,666	0.15	5.00
Warrants issued under full ratchet protection	277,778	0.15	2.68
Exercised	—	—	—
Cancelled	—	—	—
Warrants outstanding March 31, 2026	2,422,222	0.29	3.60
Warrants exercisable March 31, 2026	2,422,222	$0.29	3.60

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants exercisable December 31, 2023	3,750,000	$0.001	1.50
Issued	1,200,000	—	—
Exercised	—	—	—
Cancelled	—	—	—
Warrants outstanding December 31, 2024	4,950,000	0.001	0.82
Warrants outstanding December 31, 2024	4,950,000	$0.001	0.82

Warrants exercisable December 31, 2024	4,950,000	$0.001	3.00
Issued	277,778	0.200	—
Exercised	4,550,000	—	—
Cancelled	—	—	—
Warrants outstanding December 31, 2025	677,778	0.550	1.65
Warrants exercisable December 31, 2025	677,778	0.550	1.65